Annual Total Returns (Bar Chart) - American New World Trust (American New World Trust, Series II, American New World Trust)	12 Months Ended
May 01, 2011
American New World Trust | Series II, American New World Trust
Bar Chart Table:
2001	(4.71%)
2002	(6.16%)
2003	38.52%
2004	18.18%
2005	20.21%
2006	31.90%
2007	31.39%
2008	(42.66%)
2009	48.82%
2010	17.18%